Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per common share:
Net income	$ 158,172	$ 178,836	$ 151,000	$ 153,274	$ 164,578	$ 165,067	$ 151,076	$ 150,569	$ 641,282	$ 631,290	$ 546,373
Preferred stock dividends, deemed dividend and accretion of discount	(7,965)	(7,967)	(7,967)	(7,970)	(7,973)	(7,983)	(7,984)	(8,049)	(31,869)	(31,989)	(30,813)
Net income applicable to common shareholders	150,207	170,869	143,033	145,304	156,605	157,084	143,092	142,520	609,413	599,301	515,560
Average common shares issued and outstanding									834,205,000	857,962,000	863,691,000
Basic earnings per common share	$ 0.18	$ 0.21	$ 0.17	$ 0.17	$ 0.18	$ 0.18	$ 0.17	$ 0.16	$ 0.73	$ 0.70	$ 0.60
Diluted earnings per common share
Net income applicable to common shareholders	150,207	170,869	143,033	145,304	156,605	157,084	143,092	142,520	609,413	599,301	515,560
Effect of assumed preferred stock conversion	7,965	7,967	7,967	7,970	7,973	7,983	7,984	8,049	31,869	31,989	30,813
Net income applicable to diluted earnings per share									$ 609,413	$ 599,301	$ 515,560
Average common shares issued and outstanding									834,205,000	857,962,000	863,691,000
Dilutive potential common shares:
Stock options and restricted stock units									8,418,000	4,202,000	2,916,000
Shares held in deferred compensation plans									1,351,000	1,238,000	1,017,000
Incremental Common Shares Attributable to Conversion of Preferred Stock									0	0	0
Dilutive potential common shares:									9,769,000	5,440,000	3,933,000
Total diluted average common shares issued and outstanding									843,974,000	863,402,000	867,624,000
Diluted earnings (loss) per common share	$ 0.18	$ 0.20	$ 0.17	$ 0.17	$ 0.18	$ 0.18	$ 0.16	$ 0.16	$ 0.72	$ 0.69	$ 0.59
Earnings Loss Per Share (Textuals) [Abstract]
Options outstanding to purchase common stock shares having antidilutive effect									6,600,000	24,400,000	23,600,000